Income Taxes - Summary of Effective Income Tax Rate (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 30, 2026
Amount
Income tax expense at U.S. federal statutory rate			$ 102,693
State and local income tax, net of federal income tax effect	[1]		133
Foreign tax effects Cayman - foreign rate differential			(64,432)
Effect of changes in tax laws or rates enacted in the current period			0
Unremitted foreign earnings (ASC 740-30 / APB 23 liability)			63,710
Subpart F income			722
Tax credits			0
Changes in valuation allowances			(2,437)
Non-deductible loss on commitment			35,569
Non-deductible IP research and development write-off			7,487
Non-deductible equity issuance costs			2,970
Non-deductible meals and entertainment			3
Change in tax status			37,007
Changes in unrecognized tax benefits			0
Other, net			50
Total provision for (benefit from) income taxes		$ 0	$ 183,475
Rate
Income tax expense at U.S. federal statutory rate			21.00%
State and local income tax, net of federal income tax effect	[1]		0.00%
Foreign tax effects Cayman - foreign rate differential			(13.20%)
Effect of changes in tax laws or rates enacted in the current period			0.00%
Unremitted foreign earnings (ASC 740-30 / APB 23 liability)			13.00%
Subpart F income			0.20%
Tax credits			0.00%
Changes in valuation allowances			(0.50%)
Non-deductible loss on commitment			7.30%
Non-deductible IP research and development write-off			1.50%
Non-deductible equity issuance costs			0.60%
Non-deductible meals and entertainment			0.00%
Change in tax status			7.60%
Changes in unrecognized tax benefits			0.00%
Other, net			0.00%
Total provision for (benefit from) income taxes / effective tax rate			37.50%

[1]	State taxes in New York made up the majority (greater than 50 percent) of the tax effect in this category.